Financial Risk Management - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 7,492	€ 107,561
Current financial marketable securities	290,688	235,797
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	298,180	343,358
Financial assets at amortised cost, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	298,180	343,358
Non-current financial marketable securities	7,492	107,561
Current financial marketable securities	290,688	235,797
Financial assets at amortised cost, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	79,086
Financial assets at amortised cost, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	99,337	95,408
Financial assets at amortised cost, class [member] | Commercial papers [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		2,207
Financial assets at amortised cost, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	104,236	226,771
Financial assets at amortised cost, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	15,521	18,972
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	295,843	342,731
Financial assets at fair value, class [member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	295,843	342,731
Non-current financial marketable securities	7,201	107,175
Current financial marketable securities	288,642	235,556
Financial assets at fair value, class [member] | US Treasury bills [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	79,043
Financial assets at fair value, class [member] | US Government Bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	98,075	95,211
Financial assets at fair value, class [member] | Commercial papers [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities		2,207
Financial assets at fair value, class [member] | Corporate bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	103,301	226,379
Financial assets at fair value, class [member] | Agency bonds [Member] | Liquidity risk [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 15,424	€ 18,934